Taxes payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes payable [abstract]
Taxes payable
	As at 31 December
	2019	2018

VAT payable	908,491	867,615
Income tax payable	748,957	231,299
Others	444,169	375,523

Total	2,101,617	1,474,437